Transamerica Large Core

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 0.9%
Boeing Co. (A)	260	$ 58,885
Lockheed Martin Corp.	4,661	1,732,354

		1,791,239

Air Freight & Logistics - 0.8%
FedEx Corp.	2,579	721,991
United Parcel Service, Inc., Class B	5,194	993,924

		1,715,915

Airlines - 0.0% (B)
American Airlines Group, Inc. (A)	1,668	33,994

Automobiles - 1.6%
Ford Motor Co. (A)	22,124	308,630
General Motors Co. (A)	9,345	531,170
Tesla, Inc. (A)	3,729	2,562,568

		3,402,368

Banks - 3.8%
Bank of America Corp.	17,869	685,455
Citigroup, Inc.	13,605	919,970
Citizens Financial Group, Inc.	3,242	136,683
Fifth Third Bancorp	17,584	638,123
Huntington Bancshares, Inc.	4,703	66,218
JPMorgan Chase & Co.	17,747	2,693,640
KeyCorp	34,445	677,189
SVB Financial Group (A)	1,527	839,789
US Bancorp	23,148	1,285,640

		7,942,707

Beverages - 0.6%
Coca-Cola Co.	4,342	247,624
Constellation Brands, Inc., Class A	1,351	303,083
Monster Beverage Corp. (A)	6,433	606,761

		1,157,468

Biotechnology - 0.9%
AbbVie, Inc.	6,314	734,318
Amgen, Inc.	860	207,724
Biogen, Inc. (A)	259	84,623
Vertex Pharmaceuticals, Inc. (A)	4,244	855,506

		1,882,171

Building Products - 0.4%
A.O. Smith Corp.	9,624	676,856
Masco Corp.	3,908	233,347

		910,203

Capital Markets - 2.5%
Cboe Global Markets, Inc.	3,646	431,942
Franklin Resources, Inc.	2,509	74,141
Goldman Sachs Group, Inc.	766	287,158
Invesco Ltd.	1,325	32,304
Moody’s Corp.	1,162	436,912
Raymond James Financial, Inc.	14,432	1,868,655
S&P Global, Inc.	3,689	1,581,548
State Street Corp.	2,889	251,747
T. Rowe Price Group, Inc.	890	181,702

		5,146,109

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.8%
Dow, Inc.	11,456	$ 712,105
DuPont de Nemours, Inc.	1,081	81,129
Eastman Chemical Co.	4,674	526,853
Mosaic Co.	6,679	208,585
PPG Industries, Inc.	4,118	673,375
Sherwin-Williams Co.	4,986	1,451,076

		3,653,123

Commercial Services & Supplies - 0.2%
Cintas Corp.	342	134,809
Rollins, Inc.	9,551	366,090

		500,899

Communications Equipment - 0.7%
Cisco Systems, Inc.	25,693	1,422,621

Consumer Finance - 0.9%
American Express Co.	2,904	495,219
Capital One Financial Corp.	3,939	636,936
Discover Financial Services	5,137	638,632

		1,770,787

Containers & Packaging - 0.5%
International Paper Co.	16,673	963,032
WestRock Co.	1,446	71,158

		1,034,190

Distributors - 0.0% (B)
LKQ Corp. (A)	1,948	98,861

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B (A)	9,254	2,575,296

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	56,849	1,594,614
Lumen Technologies, Inc.	6,164	76,865
Verizon Communications, Inc.	23,478	1,309,603

		2,981,082

Electric Utilities - 0.6%
Evergy, Inc.	15,875	1,035,368
NRG Energy, Inc.	3,542	146,072
Southern Co.	1,399	89,354

		1,270,794

Electrical Equipment - 0.0% (B)
Rockwell Automation, Inc.	328	100,834

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	3,772	691,596
Corning, Inc.	10,647	445,683
Trimble, Inc. (A)	1,678	143,469
Zebra Technologies Corp., Class A (A)	251	138,673

		1,419,421

Energy Equipment & Services - 0.2%
Halliburton Co.	18,411	380,740

Entertainment - 0.9%
Activision Blizzard, Inc.	9,428	788,369
Netflix, Inc. (A)	1,496	774,285
Walt Disney Co. (A)	1,602	281,984

		1,844,638

Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.4%
Extra Space Storage, Inc.	3,975	$ 692,207
Healthpeak Properties, Inc.	42,255	1,562,167
Public Storage	4,685	1,463,969
Weyerhaeuser Co.	37,897	1,278,266

		4,996,609

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,084	465,816
Walmart, Inc.	13,665	1,947,946

		2,413,762

Food Products - 1.4%
Campbell Soup Co.	4,396	192,193
General Mills, Inc.	5,923	348,628
J.M. Smucker Co.	1,777	232,982
Kellogg Co.	20,182	1,278,732
Tyson Foods, Inc., Class A	11,625	830,722

		2,883,257

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	13,586	1,643,634
Align Technology, Inc. (A)	737	512,805
Becton Dickinson & Co.	1,375	351,656
Boston Scientific Corp. (A)	485	22,116
Danaher Corp.	273	81,215
DENTSPLY SIRONA, Inc.	1,401	92,522
Hologic, Inc. (A)	8,157	612,101
IDEXX Laboratories, Inc. (A)	887	601,856
Intuitive Surgical, Inc. (A)	715	708,894
Medtronic PLC	7,158	939,917
West Pharmaceutical Services, Inc.	612	251,979

		5,818,695

Health Care Providers & Services - 3.4%
Anthem, Inc.	3,697	1,419,685
Cardinal Health, Inc.	5,952	353,430
Centene Corp. (A)	2,695	184,904
Cigna Corp.	4,417	1,013,657
DaVita, Inc. (A)	2,033	244,468
HCA Healthcare, Inc.	3,448	855,793
Laboratory Corp. of America Holdings (A)	5,045	1,494,077
Quest Diagnostics, Inc.	2,045	289,981
UnitedHealth Group, Inc.	2,826	1,164,934
Universal Health Services, Inc., Class B	205	32,884

		7,053,813

Health Care Technology - 0.1%
Cerner Corp.	2,163	173,884

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. (A)	7,009	151,745
Chipotle Mexican Grill, Inc. (A)	140	260,882
Darden Restaurants, Inc.	1,761	256,895
Marriott International, Inc., Class A (A)	2,947	430,203
McDonald’s Corp.	561	136,160
Penn National Gaming, Inc. (A) (C)	1,554	106,262
Royal Caribbean Cruises Ltd. (A)	378	29,057
Starbucks Corp.	2,380	289,003
Yum! Brands, Inc.	3,443	452,376

		2,112,583

Household Durables - 0.6%
D.R. Horton, Inc.	1,514	144,481
Garmin Ltd.	662	104,066

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Lennar Corp., Class A	2,909	$ 305,881
Mohawk Industries, Inc. (A)	735	143,252
Newell Brands, Inc.	10,689	264,553
PulteGroup, Inc.	6,586	361,374

		1,323,607

Household Products - 1.9%
Clorox Co.	2,780	502,874
Colgate-Palmolive Co.	12,311	978,725
Procter & Gamble Co.	16,749	2,382,210

		3,863,809

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	5,636	133,573

Industrial Conglomerates - 0.9%
3M Co.	8,374	1,657,550
General Electric Co.	12,421	160,852

		1,818,402

Insurance - 2.8%
Aflac, Inc.	20,495	1,127,225
Allstate Corp.	4,145	539,057
American International Group, Inc.	2,177	103,081
Aon PLC, Class A	1,887	490,677
Arthur J Gallagher & Co.	3,032	422,388
Chubb Ltd.	5,751	970,424
Cincinnati Financial Corp.	3,839	452,541
Loews Corp.	2,776	148,877
Marsh & McLennan Cos., Inc.	4,488	660,723
MetLife, Inc.	322	18,580
Prudential Financial, Inc.	5,835	585,134
W.R. Berkley Corp.	3,467	253,680

		5,772,387

Interactive Media & Services - 7.3%
Alphabet, Inc., Class A (A)	1,577	4,249,274
Alphabet, Inc., Class C (A)	2,279	6,163,373
Facebook, Inc., Class A (A)	12,522	4,461,588
Twitter, Inc. (A)	2,065	144,034

		15,018,269

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (A)	2,255	7,503,716
eBay, Inc.	9,824	670,095
Etsy, Inc. (A)	1,336	245,169

		8,418,980

IT Services - 5.0%
Accenture PLC, Class A	6,779	2,153,553
Broadridge Financial Solutions, Inc.	1,444	250,519
Cognizant Technology Solutions Corp., Class A	4,609	338,900
Fiserv, Inc. (A)	1,488	171,284
FleetCor Technologies, Inc. (A)	1,421	366,931
Gartner, Inc. (A)	2,469	653,618
International Business Machines Corp.	7,348	1,035,774
Mastercard, Inc., Class A	2,569	991,480
PayPal Holdings, Inc. (A)	5,810	1,600,829
Visa, Inc., Class A	6,945	1,711,178
Western Union Co.	41,699	967,834

		10,241,900

Leisure Products - 0.2%
Hasbro, Inc.	3,530	351,023

Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	4,052	$ 620,888
IQVIA Holdings, Inc. (A)	5,109	1,265,499
Mettler-Toledo International, Inc. (A)	317	467,166
PerkinElmer, Inc.	5,084	926,458
Thermo Fisher Scientific, Inc.	2,693	1,454,247

		4,734,258

Machinery - 2.5%
Caterpillar, Inc.	3,008	621,904
Cummins, Inc.	3,466	804,459
Deere & Co.	2,927	1,058,374
Illinois Tool Works, Inc.	3,399	770,451
Otis Worldwide Corp.	4,999	447,660
PACCAR, Inc.	8,661	718,776
Parker-Hannifin Corp.	2,037	635,605
Westinghouse Air Brake Technologies Corp.	1,211	102,778

		5,160,007

Media - 1.9%
Charter Communications, Inc., Class A (A)	1,380	1,026,789
Comcast Corp., Class A	28,231	1,660,830
Discovery, Inc., Class C (A)	6,163	167,079
Fox Corp., Class A	6,513	232,254
Fox Corp., Class B	11,876	394,758
Interpublic Group of Cos., Inc.	11,075	391,612

		3,873,322

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	9,876	376,276
Newmont Corp.	4,558	286,333
Nucor Corp.	5,983	622,352

		1,284,961

Multi-Utilities - 1.3%
Dominion Energy, Inc.	30,977	2,319,248
DTE Energy Co.	919	107,817
Sempra Energy	974	127,253
WEC Energy Group, Inc.	451	42,457

		2,596,775

Multiline Retail - 0.5%
Dollar Tree, Inc. (A)	3,133	312,642
Target Corp.	3,131	817,348

		1,129,990

Oil, Gas & Consumable Fuels - 1.8%
APA Corp.	8,523	159,806
Cabot Oil & Gas Corp.	12,490	199,840
Chevron Corp.	4,629	471,279
ConocoPhillips	4,350	243,861
Diamondback Energy, Inc.	1,083	83,532
EOG Resources, Inc.	1,284	93,552
Exxon Mobil Corp.	11,570	666,085
Marathon Oil Corp.	20,949	242,799
Marathon Petroleum Corp.	704	38,875
Occidental Petroleum Corp.	6,994	182,544
ONEOK, Inc.	3,323	172,696
Pioneer Natural Resources Co.	2,747	399,331
Williams Cos., Inc.	33,839	847,667

		3,801,867

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	12,892	874,980

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	3,003	$ 731,231
Johnson & Johnson	22,937	3,949,751
Merck & Co., Inc.	2,538	195,096
Pfizer, Inc.	20,541	879,360

		6,630,418

Professional Services - 0.6%
IHS Markit Ltd.	6,210	725,576
Robert Half International, Inc.	5,295	520,022

		1,245,598

Road & Rail - 1.2%
CSX Corp.	2,036	65,803
Old Dominion Freight Line, Inc.	3,487	938,526
Union Pacific Corp.	6,709	1,467,661

		2,471,990

Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (A)	6,490	689,173
Applied Materials, Inc.	8,394	1,174,572
Broadcom, Inc.	3,510	1,703,754
Intel Corp.	29,045	1,560,297
KLA Corp.	1,645	572,723
Microchip Technology, Inc.	3,017	431,793
Micron Technology, Inc. (A)	5,994	465,014
NVIDIA Corp.	13,345	2,602,142
Qorvo, Inc. (A)	2,018	382,593
QUALCOMM, Inc.	7,319	1,096,386
Skyworks Solutions, Inc.	1,958	361,271
Texas Instruments, Inc.	8,209	1,564,800

		12,604,518

Software - 8.6%
Adobe, Inc. (A)	3,954	2,457,925
Cadence Design Systems, Inc. (A)	179	26,429
Fortinet, Inc. (A)	198	53,904
Microsoft Corp.	47,566	13,552,029
NortonLifeLock, Inc.	14,460	358,897
salesforce.com, Inc. (A)	1,735	419,749
ServiceNow, Inc. (A)	1,212	712,523
Synopsys, Inc. (A)	388	111,740

		17,693,196

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	185	39,231
AutoZone, Inc. (A)	225	365,303
Best Buy Co., Inc.	1,053	118,305
Home Depot, Inc.	7,934	2,603,859
L Brands, Inc.	4,514	361,436
Lowe’s Cos., Inc.	5,655	1,089,662
O’Reilly Automotive, Inc. (A)	322	194,437
Ross Stores, Inc.	3,898	478,246
TJX Cos., Inc.	12,566	864,666
Ulta Beauty, Inc. (A)	553	185,697

		6,300,842

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	90,695	13,228,773
HP, Inc.	14,612	421,848
NetApp, Inc.	1,135	90,335

		13,740,956

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	5,034	91,921

Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp. (A)	2,182	$ 228,281
Tapestry, Inc. (A)	7,366	311,582

		631,784

Tobacco - 1.1%
Altria Group, Inc.	20,480	983,859
Philip Morris International, Inc.	12,101	1,211,189

		2,195,048

Trading Companies & Distributors - 0.4%
United Rentals, Inc. (A)	1,600	527,280
WW Grainger, Inc.	547	243,185

		770,465

Total Common Stocks (Cost $142,810,027)		202,296,008

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
SPDR S&P 500 ETF Trust	9,442	4,140,411

Total Exchange-Traded Fund (Cost $3,930,125)		4,140,411

Total Investments (Cost $146,740,152)		206,436,419
Net Other Assets (Liabilities) - 0.2%		355,064

Net Assets - 100.0%		$ 206,791,483

Transamerica Funds	Page 4

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$202,296,008	$—	$—	$202,296,008
Exchange-Traded Fund	4,140,411	—	—	4,140,411

Total Investments	$206,436,419	$—	$—	$206,436,419

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the security is on loan. The value of the security on loan is $15,591, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,903. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 5

Transamerica Large Core

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 6